Investments in Associates - Summary of Movements of Financial Instruments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Beginning of period	₽ 283	₽ 265	₽ 284
Share of (loss) profit	10	18	25
Provision for impairment of investments			(42)
Exchange differences			(2)
End of period	293	283	265
Mechel Somani Carbon (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period			44
Provision for impairment of investments			(42)
Exchange differences			(2)
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	184	175	157
Share of (loss) profit	5	9	18
End of period	189	184	175
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	99	90	83
Share of (loss) profit	5	9	7
End of period	₽ 104	₽ 99	₽ 90